UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2019

(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Active Bond Fund

Touchstone Balanced Fund

Touchstone Bond Fund

Touchstone Common Stock Fund

Touchstone Focused Fund

Touchstone Large Cap Core Equity Fund

Touchstone Small Company Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Moderate ETF Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of a Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and the insurance company will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

This report identifies the Funds' investments on June 30, 2019. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2019

The illustrations below provide each Fund’s credit quality and/or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	50.0%
AA/Aa	5.2
A/A	11.2
BBB/Baa	25.1
BB/Ba	0.4
CCC	0.1
Not Rated	5.2
Cash Equivalents	2.8
Total	100.0%

Touchstone Balanced Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	65.6%
AA/Aa	3.9
A/A	9.5
BBB/Baa	21.0
100.0%

Sector Allocation**	(% of Net Assets)
Common Stocks
Information Technology	14.0%
Communication Services	11.6
Financials	10.7
Consumer Discretionary	8.3
Health Care	6.9
Industrials	3.8
Real Estate	2.6
Consumer Staples	2.3
Energy	2.2
U.S. Treasury Obligations	15.5
Corporate Bonds	12.1
U.S. Government Mortgage-Backed Obligations	6.7
Exchange-Traded Fund	1.8
Sovereign Bonds	0.1
Short-Term Investment Fund	1.2
Other Assets/Liabilities (Net)	0.2
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	59.6%
AA/Aa	3.3
A/A	7.6
BBB/Baa	22.1
BB/Ba	0.3
Not Rated	5.5
Cash Equivalents	1.6
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	20.2%
Financials	17.3
Communication Services	17.3
Health Care	14.1
Consumer Discretionary	12.5
Industrials	6.7
Real Estate	4.8
Energy	3.5
Consumer Staples	3.0
Short-Term Investment Fund	0.8
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

Touchstone Common Stock Fund
Sector Allocation**	(% of Net Assets)
Communication Services	20.3%
Information Technology	19.2
Financials	18.1
Health Care	12.5
Consumer Discretionary	11.8
Industrials	6.7
Real Estate	4.7
Energy	3.6
Consumer Staples	2.9
Short-Term Investment Fund	0.3
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Large Cap Core Equity Fund
Sector Allocation**	(% of Net Assets)
Financials	22.5%
Consumer Discretionary	20.4
Information Technology	13.3
Industrials	12.1
Communication Services	9.3
Materials	7.9
Consumer Staples	7.3
Energy	3.2
Health Care	1.5
Short-Term Investment Fund	2.6
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Company Fund
Sector Allocation*	(% of Net Assets)
Industrials	22.7%
Health Care	20.9
Information Technology	19.5
Consumer Discretionary	19.1
Financials	8.5
Communication Services	3.4
Real Estate	1.1
Consumer Staples	0.7
Short-Term Investment Funds	5.1
Other Assets/Liabilities (Net)	(1.0)
Total	100.0%

Touchstone Conservative ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Fixed Income Funds	58.2%
Equity Funds	41.0
Short-Term Investment Funds	11.3
Other Assets/Liabilities (Net)	(10.5)
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Equity Funds	79.9%
Fixed Income Funds	17.0
Short-Term Investment Fund	3.1
Other Assets/Liabilities (Net)	0.0
Total	100.0%

Touchstone Moderate ETF Fund
Sector Allocation	(% of Net Assets)
Exchange-Traded Funds
Equity Funds	60.1%
Fixed Income Funds	36.9
Short-Term Investment Fund	3.0
Other Assets/Liabilities (Net)	0.0
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

5

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2019 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 36.1%

	Financials — 9.8%
$147,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$154,087
218,000	American Express Co., 3.000%, 10/30/24	223,465
144,000	Bank of America Corp., 3.705%, 4/24/28	151,301
245,000	Bank of America Corp. MTN, 4.000%, 1/22/25	257,693
212,000	Bank of Montreal (Canada), 3.803%, 12/15/32	214,991
212,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	216,438
230,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 3.039%, 9/19/22(A)	230,735
200,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	206,936
210,000	BB&T Corp. MTN, 2.850%, 10/26/24	215,249
125,000	Citigroup, Inc., 3.200%, 10/21/26	127,480
320,000	Citigroup, Inc., (3M LIBOR +1.430%), 3.950%, 9/1/23(A)	325,901
84,000	Citigroup, Inc., 4.750%, 5/18/46	95,009
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	175,804
111,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	109,863
280,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.581%, 7/24/23(A)	280,477
110,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	113,604
115,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	121,550
200,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	208,911
300,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	320,067
145,000	JPMorgan Chase & Co., 3.250%, 9/23/22	148,963
155,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.322%, 4/23/24(A)	154,587
205,000	JPMorgan Chase & Co., 3.509%, 1/23/29	213,125
216,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	216,222
170,000	Morgan Stanley, 3.950%, 4/23/27	177,816
243,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	248,513
155,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	160,010
159,000	PNC Capital Trust C, (3M LIBOR +0.570%), 3.090%, 6/1/28(A)	143,240
215,000	SunTrust Banks, Inc., 4.000%, 5/1/25	230,217
269,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 3.190%, 5/15/27(A)	246,808
		5,689,062
	Energy — 4.1%
234,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	239,266
175,000	Buckeye Partners LP, 3.950%, 12/1/26	155,091
142,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	175,329
184,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	190,601
196,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	225,420
162,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	174,346
215,000	Energy Transfer Partners LP, 4.950%, 6/15/28	235,064
198,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	198,921
116,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	147,320
135,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	123,954
155,000	Petroleos Mexicanos (Mexico), 144a, 6.350%, 2/12/48	133,067
210,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	209,070
179,000	Woodside Finance Ltd. (Australia), 144a, 4.500%, 3/4/29	189,148
		2,396,597

	Industrials — 3.7%
212,000	Avolon Holdings Funding Ltd. (Cayman Islands), 144a, 3.625%, 5/1/22	214,883
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	349,294
200,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	197,234
226,000	Eagle Materials, Inc., 4.500%, 8/1/26	230,781
91,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	98,167
93,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	103,138
217,000	FedEx Corp., 5.100%, 1/15/44	238,742
110,000	Norfolk Southern Corp., 4.837%, 10/1/41	127,381
216,000	Parker-Hannifin Corp., 4.000%, 6/14/49	228,547
150,000	Vulcan Materials Co., 4.500%, 4/1/25	159,899
210,000	Wabtec Corp., 4.950%, 9/15/28	225,166
		2,173,232

	Communication Services — 3.2%
157,000	Activision Blizzard, Inc., 4.500%, 6/15/47	162,630
40,000	AT&T, Inc., 4.350%, 6/15/45	39,987
155,000	AT&T, Inc., 4.500%, 5/15/35	162,255
112,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	131,971

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.1% (Continued)

	Communication Services — (Continued)
$138,000	Comcast Corp., 4.000%, 3/1/48	$145,978
165,000	Comcast Corp., 4.150%, 10/15/28	181,855
141,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	142,381
78,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	112,318
214,000	Tencent Holdings Ltd. (Cayman Islands), 144a, 3.975%, 4/11/29	223,612
331,000	Verizon Communications, Inc., 5.012%, 4/15/49	394,218
153,000	Warner Media LLC, 3.800%, 2/15/27	152,898
		1,850,103

	Health Care — 3.1%
58,000	Abbott Laboratories, 3.750%, 11/30/26	62,709
174,000	AbbVie, Inc., 4.450%, 5/14/46	170,884
90,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	93,400
205,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	214,374
142,000	Celgene Corp., 5.000%, 8/15/45	168,523
164,000	Cigna Corp., 144a, 4.375%, 10/15/28	176,934
185,000	CommonSpirit Health, 4.200%, 8/1/23	195,174
200,000	CVS Health Corp., 4.300%, 3/25/28	210,896
130,000	CVS Health Corp., 5.125%, 7/20/45	138,634
160,000	Express Scripts Holding Co., 3.300%, 2/25/21	162,124
204,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	203,749
		1,797,401

	Information Technology — 2.9%
235,000	Apple, Inc., 2.750%, 1/13/25	240,245
148,000	Apple, Inc., 4.650%, 2/23/46	175,540
215,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	216,392
175,000	Hewlett Packard Enterprise Co., 144a, 2.100%, 10/4/19	174,755
202,000	International Business Machines Corp., 2.800%, 5/13/21	204,432
85,000	Microsoft Corp., 3.500%, 2/12/35	90,695
210,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	232,556
170,000	Oracle Corp., 2.650%, 7/15/26	170,778
134,000	Visa, Inc., 4.150%, 12/14/35	153,996
		1,659,389

	Consumer Staples — 2.7%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	278,358
200,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	206,931
292,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	306,415
192,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	230,582
116,000	Kroger Co. (The), 5.000%, 4/15/42	120,821
210,000	Mars, Inc., 144a, 3.875%, 4/1/39	222,364
192,000	Reynolds American, Inc., 4.450%, 6/12/25	203,597
		1,569,068

	Real Estate — 2.5%
208,000	Boston Properties LP REIT, 3.200%, 1/15/25	212,333
185,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	190,512
61,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	63,485
193,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	200,903
205,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	207,736
131,000	Spirit Realty LP REIT, 4.450%, 9/15/26	137,169
260,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	276,085
184,000	Welltower, Inc. REIT, 4.250%, 4/1/26	196,088
		1,484,311

	Consumer Discretionary — 2.0%
230,000	AutoNation, Inc., 5.500%, 2/1/20	233,334
214,000	Dollar General Corp., 3.250%, 4/15/23	219,822
133,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	142,759
146,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	150,611
150,000	Home Depot, Inc. (The), 5.950%, 4/1/41	203,363
2,018	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	2,076
208,000	Walmart, Inc., 2.850%, 7/8/24	214,896
		1,166,861

	Utilities — 1.7%
53,000	American Water Capital Corp., 6.593%, 10/15/37	72,493
69,000	DTE Energy Co., 3.700%, 8/1/23	72,000
213,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	233,592
160,000	NextEra Energy Capital Holdings, Inc., 5.650%, 5/1/79	165,038
150,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	156,868
124,000	PacifiCorp., 5.750%, 4/1/37	158,710
178,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.631%, 5/15/67(A)	146,850
		1,005,551

	Materials — 0.4%
192,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	204,786
	Total Corporate Bonds	$20,996,361

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 33.1%
$2,160,000	U.S. Treasury Bond, 3.000%, 2/15/49	$2,372,287
3,552,331	U.S. Treasury Inflation Indexed Bonds, 0.875%, 1/15/29	3,739,045
200,000	U.S. Treasury Note, 2.125%, 3/31/24	203,344
189,000	U.S. Treasury Note, 2.125%, 5/31/26	192,160
2,455,000	U.S. Treasury Note, 2.250%, 4/30/21	2,475,618
86,000	U.S. Treasury Note, 2.375%, 5/15/29	88,872
925,000	U.S. Treasury Note, 2.500%, 5/31/20	929,083
7,949,000	U.S. Treasury Note, 2.500%, 3/31/23	8,170,703
1,018,000	U.S. Treasury Note, 2.625%, 2/15/29	1,073,513
	Total U.S. Treasury Obligations	$19,244,625

	U.S. Government Mortgage-Backed Obligations — 9.1%
110,751	FHLMC, Pool #A95946, 4.000%, 1/1/41	116,876
81,146	FHLMC, Pool #A96485, 4.500%, 1/1/41	87,211
22,058	FHLMC, Pool #G03217, 5.500%, 9/1/37	23,638
13,061	FHLMC, Pool #G03781, 6.000%, 1/1/38	14,772
54,566	FHLMC, Pool #J27931, 3.500%, 4/1/29	56,782
287,485	FHLMC, Pool #Q51274, 4.000%, 10/1/47	299,565
5,444	FNMA, Pool #561741, 7.500%, 1/1/31	6,160
8,329	FNMA, Pool #889734, 5.500%, 6/1/37	9,247
9,839	FNMA, Pool #984256, 5.000%, 6/1/23	10,143
8,395	FNMA, Pool #995472, 5.000%, 11/1/23	8,645
60,273	FNMA, Pool #AB1149, 5.000%, 6/1/40	65,484
58,039	FNMA, Pool #AB1800, 4.000%, 11/1/40	61,210
93,542	FNMA, Pool #AD3795, 4.500%, 4/1/40	100,468
134,649	FNMA, Pool #AD9150, 5.000%, 8/1/40	146,326
186,163	FNMA, Pool #AE0548, 4.500%, 11/1/40	199,949
149,357	FNMA, Pool #AE4429, 4.000%, 10/1/40	157,479
10,932	FNMA, Pool #AH2666, 4.000%, 1/1/26	11,373
18,005	FNMA, Pool #AH3493, 4.000%, 2/1/26	18,774
236,157	FNMA, Pool #AJ5457, 4.000%, 11/1/41	249,064
230,563	FNMA, Pool #AL0054, 4.500%, 2/1/41	247,595
37,045	FNMA, Pool #AL2663, 4.000%, 1/1/26	38,534
225,922	FNMA, Pool #AS7813, 4.000%, 8/1/46	236,578
324,690	FNMA, Pool #AS8552, 3.000%, 12/1/36	330,875
571,041	FNMA, Pool #AS8855, 3.500%, 2/1/37	588,253
608,539	FNMA, Pool #BH6180, 4.000%, 7/1/47	634,207
281,386	FNMA, Pool #MA1175, 3.000%, 9/1/42	286,233
165,479	FNMA, Pool #MA1543, 3.500%, 8/1/33	171,634
148,470	FNMA, Pool #MA2177, 4.000%, 2/1/35	156,371
210,649	GNMA, Pool #4853, 4.000%, 11/20/40	223,099
141,328	GNMA, Pool #4883, 4.500%, 12/20/40	150,859
64,311	GNMA, Pool #736696, 4.500%, 5/15/40	69,334
284,378	GNMA, Pool #AD1745, 3.000%, 2/20/43	291,209
212,009	GNMA, Pool #MA1157, 3.500%, 7/20/43	221,061
	Total U.S. Government Mortgage-Backed Obligations	$5,289,008

	Asset-Backed Securities — 5.7%
265,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 3.732%, 10/22/30(A)	264,855
250,000	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	256,584
260,363	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	262,935
245,625	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	257,587
250,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	253,525
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 4.174%, 4/20/31(A)	274,988
139,895	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	142,025
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	336,293
237,368	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	247,878
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 3.727%, 10/15/30(A)	378,852
275,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 0.000%, 7/20/32(A)	275,000
394,000	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	396,262
	Total Asset-Backed Securities	$3,346,784

Shares

Exchange-Traded Fund — 4.9%
25,384	iShares JP Morgan USD Emerging Markets Bond ETF	$2,875,753

Principal
Amount

	Non-Agency Collateralized Mortgage Obligations — 3.4%
$253,052	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.608%, 7/25/43(A)(B)	254,216
227,882	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	235,542
3,063	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	3,105

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 3.4% (Continued)
$414,044	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.498%, 3/25/43(A)(B)	$420,459
136,833	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	138,799
96,382	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	70,384
253,570	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.647%, 2/25/43(A)(B)	260,096
238,303	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.565%, 8/25/43(A)(B)	244,076
329,743	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.509%, 5/25/43(A)(B)	337,276
41,945	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	41,794
	Total Non-Agency Collateralized Mortgage Obligations	$2,005,747

	Agency Collateralized Mortgage Obligations — 2.3%
325,000	FHLMC REMIC, Ser 4092, Class AY, 3.000%, 8/15/32	332,768
81,966	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	84,101
228,000	FNMA REMIC, Ser 2016-102, Class AY, 3.000%, 1/25/37	235,338
160,000	FNMA REMIC, Ser 2017-83, Class DL, 3.000%, 10/25/37	165,468
507,251	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	525,134
	Total Agency Collateralized Mortgage Obligations	$1,342,809

	Commercial Mortgage-Backed Securities — 1.3%
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	375,062
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	386,161
	Total Commercial Mortgage-Backed Securities	$761,223

	Municipal Bond — 0.6%

	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48	$334,298

	Sovereign Bonds — 0.4%
208,000	Province of Ontario Canada, 1.875%, 5/21/20	$207,514

		Market
Shares		Value

	Short-Term Investment Fund — 3.0%
1,742,300	Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	$1,742,300

	Total Investment Securities — 99.9%
	(Cost $56,331,592)	$58,146,422
	Other Assets in Excess of Liabilities — 0.1%	85,728
	Net Assets — 100.0%	$58,232,150

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2019.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

9

Touchstone Active Bond Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $9,577,777 or 16.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$20,996,361	$—	$20,996,361
U.S. Treasury Obligations	—	19,244,625	—	19,244,625
U.S. Government Mortgage-Backed Obligations	—	5,289,008	—	5,289,008
Asset-Backed Securities	—	3,346,784	—	3,346,784
Exchange-Traded Fund	2,875,753	—	—	2,875,753
Non-Agency Collateralized Mortgage Obligations	—	2,005,747	—	2,005,747
Agency Collateralized Mortgage Obligations	—	1,342,809	—	1,342,809
Commercial Mortgage-Backed Securities	—	761,223	—	761,223
Municipal Bond	—	334,298	—	334,298
Sovereign Bond	—	207,514	—	207,514
Short-Term Investment Fund	1,742,300	—	—	1,742,300
Total Assets	$4,618,053	$53,528,369	$—	$58,146,422

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Balanced Fund – June 30, 2019 (Unaudited)

		Market
Shares		Value

	Common Stocks — 62.4%

	Information Technology — 14.0%
2,869	Apple, Inc.	$567,832
4,292	Avnet, Inc.	194,299
1,250	International Business Machines Corp.	172,375
5,567	Microsoft Corp.	745,755
7,181	Oracle Corp.	409,102
2,731	salesforce.com, Inc.*	414,375
		2,503,738

	Communication Services — 11.6%
458	Alphabet, Inc. - Class C*	495,057
6,447	AT&T, Inc.	216,039
594	Charter Communications, Inc. - Class A*	234,737
6,110	Comcast Corp. - Class A	258,331
2,486	Facebook, Inc. - Class A*	479,798
2,249	Fox Corp. - Class A	82,403
2,246	Walt Disney Co. (The)	313,631
		2,079,996

	Financials — 10.7%
8,450	Bank of America Corp.	245,050
5,011	Berkshire Hathaway, Inc. - Class B*	1,068,195
4,283	Brookfield Asset Management, Inc. (Canada) - Class A	204,642
1,128	Goldman Sachs Group, Inc. (The)	230,789
1,435	Signature Bank/NewYork NY	173,405
		1,922,081

	Consumer Discretionary — 8.3%
422	Amazon.com, Inc.*	799,112
90	Booking Holdings, Inc.*	168,724
3,744	Carnival Corp.	174,283
4,760	JD.com, Inc. (China) ADR*	144,180
4,257	Yum China Holdings, Inc. (China)	196,673
		1,482,972

	Health Care — 6.9%
2,668	AmerisourceBergen Corp.	227,474
890	Biogen, Inc.*	208,144
4,994	Bristol-Myers Squibb Co.	226,478
2,248	Johnson & Johnson	313,101
2,973	Novartis AG (Switzerland) ADR	271,465
		1,246,662

	Industrials — 3.8%
13,578	General Electric Co.	142,569
1,543	Union Pacific Corp.	260,937
2,069	United Technologies Corp.	269,384
		672,890

	Real Estate — 2.6%
1,571	Jones Lang LaSalle, Inc. REIT	221,024
1,574	Simon Property Group, Inc. REIT	251,462
		472,486

	Consumer Staples — 2.3%
2,761	Monster Beverage Corp.*	176,235
3,839	Unilever NV (United Kingdom)	233,104
		409,339

	Energy — 2.2%
2,491	Exxon Mobil Corp.	190,885
3,229	Halliburton Co.	73,427
3,317	Schlumberger Ltd.	131,818
		396,130
	Total Common Stocks	$11,186,294

Principal
Amount

	U.S. Treasury Obligations — 15.5%
$235,000	U.S. Treasury Bond, 3.000%, 2/15/49	258,096
409,884	U.S. Treasury Inflation Indexed Bonds, 0.875%, 1/15/29	431,428
18,000	U.S. Treasury Note, 2.125%, 3/31/24	18,301
19,000	U.S. Treasury Note, 2.125%, 5/31/26	19,318
520,000	U.S. Treasury Note, 2.250%, 4/30/21	524,367
310,000	U.S. Treasury Note, 2.500%, 5/31/20	311,368
803,000	U.S. Treasury Note, 2.500%, 3/31/23	825,396
375,000	U.S. Treasury Note, 2.625%, 2/15/29	395,449
	Total U.S. Treasury Obligations	$2,783,723

	Corporate Bonds — 12.1%

	Financials — 3.1%
21,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	22,012
24,000	American Express Co., 3.000%, 10/30/24	24,602
50,000	Bank of America Corp. MTN, 4.000%, 1/22/25	52,590
24,000	Bank of Montreal (Canada), 3.803%, 12/15/32	24,339
24,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	24,502
22,000	BB&T Corp. MTN, 2.850%, 10/26/24	22,550
18,000	Citigroup, Inc., 3.200%, 10/21/26	18,357
11,000	Citigroup, Inc., 4.750%, 5/18/46	12,442
18,000	Fifth Third Bancorp, 2.875%, 7/27/20	18,083
32,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	33,049
20,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.581%, 7/24/23(A)	20,034
32,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	34,141
15,000	JPMorgan Chase & Co., 3.250%, 9/23/22	15,410
10,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.322%, 4/23/24(A)	9,973
25,000	JPMorgan Chase & Co., 3.509%, 1/23/29	25,991
25,000	Morgan Stanley, 3.950%, 4/23/27	26,149
25,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	25,567

11

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 12.1% (Continued)

	Financials — (Continued)
$18,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	$18,582
21,000	PNC Capital Trust C, (3M LIBOR +0.570%), 3.090%, 6/1/28(A)	18,918
20,000	SunTrust Banks, Inc., 4.000%, 5/1/25	21,416
32,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 3.190%, 5/15/27(A)	29,360
17,000	Visa, Inc., 4.150%, 12/14/35	19,537
30,000	Wells Fargo & Co., 4.125%, 8/15/23	31,683
		549,287

	Energy — 1.4%
23,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	23,518
18,000	Buckeye Partners LP, 3.950%, 12/1/26	15,952
14,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	17,286
17,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	17,610
16,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	17,219
21,000	Energy Transfer Partners LP, 4.950%, 6/15/28	22,960
23,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	23,107
20,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	25,400
17,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	15,609
15,000	Petroleos Mexicanos (Mexico), 6.350%, 2/12/48	12,878
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	21,929
20,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	19,911
17,000	Woodside Finance Ltd. (Australia), 144a, 4.500%, 3/4/29	17,964
		251,343

	Information Technology — 1.1%
75,000	Apple, Inc., 2.750%, 1/13/25	76,674
24,000	Apple, Inc., 4.650%, 2/23/46	28,466
22,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	22,142
20,000	International Business Machines Corp., 2.800%, 5/13/21	20,241
11,000	Microsoft Corp., 3.500%, 2/12/35	11,737
20,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	22,148
20,000	Oracle Corp., 2.650%, 7/15/26	20,091
		201,499

	Communication Services — 1.1%
19,000	Activision Blizzard, Inc., 4.500%, 6/15/47	19,681
20,000	AT&T, Inc., 4.350%, 6/15/45	19,994
10,000	AT&T, Inc., 4.500%, 5/15/35	10,468
24,000	Booking Holdings, Inc., 3.600%, 6/1/26	25,307
16,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	18,853
14,000	Comcast Corp., 4.000%, 3/1/48	14,809
15,000	Comcast Corp., 4.150%, 10/15/28	16,532
14,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	14,137
8,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	11,520
25,000	Verizon Communications, Inc., 5.012%, 4/15/49	29,775
15,000	Warner Media LLC, 3.800%, 2/15/27	14,990
		196,066

	Industrials — 1.1%
20,000	Avolon Holdings Funding Ltd. (Cayman Islands), 144a, 3.625%, 5/1/22	20,272
25,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	32,952
23,000	Eagle Materials, Inc., 4.500%, 8/1/26	23,487
12,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	12,945
7,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	7,763
21,000	FedEx Corp., 5.100%, 1/15/44	23,104
12,000	General Electric Co., 4.125%, 10/9/42	11,052
14,000	Norfolk Southern Corp., 4.837%, 10/1/41	16,212
20,000	Parker-Hannifin Corp., 4.000%, 6/14/49	21,162
25,000	Wabtec Corp., 4.950%, 9/15/28	26,805
		195,754

	Health Care — 1.0%
7,000	Abbott Laboratories, 3.750%, 11/30/26	7,568
20,000	AbbVie, Inc., 4.450%, 5/14/46	19,642
15,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	15,567
18,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	18,823
17,000	Celgene Corp., 5.000%, 8/15/45	20,175
16,000	Cigna Corp., 144a, 4.375%, 10/15/28	17,262
23,000	CVS Health Corp., 4.300%, 3/25/28	24,253
13,000	CVS Health Corp., 5.125%, 7/20/45	13,863
17,000	Express Scripts Holding Co., 3.300%, 2/25/21	17,226
30,000	Johnson & Johnson, 2.900%, 1/15/28	30,847
		185,226

	Real Estate — 0.9%
24,000	Boston Properties LP REIT, 3.200%, 1/15/25	24,500

12

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 12.1% (Continued)

	Real Estate — (Continued)
$22,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	$22,655
15,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	15,611
17,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	17,696
25,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	25,334
14,000	Spirit Realty LP REIT, 4.450%, 9/15/26	14,659
27,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	28,670
16,000	Welltower, Inc. REIT, 4.250%, 4/1/26	17,051
		166,176

	Consumer Discretionary — 0.9%
20,000	AutoNation, Inc., 5.500%, 2/1/20	20,290
22,000	Dollar General Corp., 3.250%, 4/15/23	22,598
19,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	20,394
32,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	32,693
9,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	9,284
20,000	Home Depot, Inc. (The), 5.950%, 4/1/41	27,115
22,000	Walmart, Inc., 2.850%, 7/8/24	22,729
		155,103

	Utilities — 0.7%
5,000	American Water Capital Corp., 6.593%, 10/15/37	6,839
15,000	Duke Energy Progress LLC, 4.150%, 12/1/44	16,236
11,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	10,919
16,000	NextEra Energy Capital Holdings, Inc., 5.650%, 5/1/79	16,504
16,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	16,736
27,000	PacifiCorp., 5.750%, 4/1/37	34,558
25,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.631%, 5/15/67(A)	20,626
		122,418

	Consumer Staples — 0.7%
26,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	28,949
19,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	22,818
16,000	Kroger Co. (The), 5.000%, 4/15/42	16,665
22,000	Mars, Inc., 144a, 3.875%, 4/1/39	23,295
6,000	Moody's Corp., 2.750%, 12/15/21	6,053
20,000	Reynolds American, Inc., 4.450%, 6/12/25	21,208
		118,988

	Materials — 0.1%
19,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	$20,265
	Total Corporate Bonds	$2,162,125

	U.S. Government Mortgage-Backed Obligations — 6.7%
256,827	FHLMC, Pool #G05624, 4.500%, 9/1/39	275,962
167,347	FHLMC, Pool #Q29260, 4.000%, 10/1/44	175,301
98,487	FNMA, Pool #725423, 5.500%, 5/1/34	109,393
95,760	FNMA, Pool #725610, 5.500%, 7/1/34	106,366
24,631	FNMA, Pool #890310, 4.500%, 12/1/40	26,455
100,361	FNMA, Pool #AD9193, 5.000%, 9/1/40	109,065
387,337	FNMA, Pool #AL5718, 3.500%, 9/1/44	403,343
	Total U.S. Government Mortgage-Backed Obligations	$1,205,885

Shares

Exchange-Traded Fund — 1.8%
2,738	iShares JP Morgan USD Emerging Markets Bond ETF	$310,188

Principal
Amount

Sovereign Bonds — 0.1%
$22,000	Province of Ontario Canada, 1.875%, 5/21/20	$21,949

Shares

	Short-Term Investment Fund — 1.2%
219,039	Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	$219,039

	Total Investment Securities — 99.8%
	(Cost $15,469,996)	$17,889,203

	Other Assets in Excess of Liabilities — 0.2%	42,899
	Net Assets — 100.0%	$17,932,102

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2019.

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

13

Touchstone Balanced Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $248,699 or 1.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$11,186,294	$—	$—	$11,186,294
U.S. Treasury Obligations	—	2,783,723	—	2,783,723
Corporate Bonds	—	2,162,125	—	2,162,125
U.S. Government Mortgage-Backed Obligations	—	1,205,885	—	1,205,885
Exchange-Traded Fund	310,188	—	—	310,188
Sovereign Bonds	—	21,949	—	21,949
Short-Term Investment Fund	219,039	—	—	219,039
Total	$11,715,521	$6,173,682	$—	$17,889,203

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Bond Fund – June 30, 2019 (Unaudited)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 29.4%
$1,700,000	U.S. Treasury Bond, 3.000%, 2/15/49	$1,867,078
2,231,592	U.S. Treasury Inflation Indexed Bonds, 0.875%, 1/15/29	2,348,887
140,000	U.S. Treasury Note, 2.125%, 3/31/24	142,341
144,000	U.S. Treasury Note, 2.125%, 5/31/26	146,408
2,517,000	U.S. Treasury Note, 2.250%, 4/30/21	2,538,139
58,000	U.S. Treasury Note, 2.375%, 5/15/29	59,937
2,923,000	U.S. Treasury Note, 2.500%, 3/31/23	3,004,524
1,510,000	U.S. Treasury Note, 2.625%, 2/15/29	1,592,342
	Total U.S. Treasury Obligations	$11,699,656

	Corporate Bonds — 28.9%

	Financials — 7.9%
123,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	128,930
124,000	American Express Co., 3.000%, 10/30/24	127,109
100,000	Bank of America Corp., 3.705%, 4/24/28	105,070
145,000	Bank of America Corp. MTN, 4.000%, 1/22/25	152,512
114,000	Bank of Montreal (Canada), 3.803%, 12/15/32	115,609
124,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	126,596
116,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	120,023
94,000	Citigroup, Inc., 3.200%, 10/21/26	95,865
54,000	Citigroup, Inc., 4.750%, 5/18/46	61,077
142,000	Fifth Third Bancorp, 2.875%, 7/27/20	142,652
60,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	59,385
118,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.581%, 7/24/23(A)	118,201
67,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	69,195
147,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	155,372
121,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	129,094
74,000	JPMorgan Chase & Co., 3.250%, 9/23/22	76,022
95,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.322%, 4/23/24(A)	94,747
122,000	JPMorgan Chase & Co., 3.509%, 1/23/29	126,836
118,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	118,121
133,000	Morgan Stanley, 3.950%, 4/23/27	139,115
126,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	128,859
80,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	82,586
120,000	PNC Capital Trust C, (3M LIBOR +0.570%), 3.090%, 6/1/28(A)	108,106
112,000	SunTrust Banks, Inc., 4.000%, 5/1/25	119,927
187,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 3.190%, 5/15/27(A)	171,573
80,000	Visa, Inc., 4.150%, 12/14/35	91,938
117,000	Wells Fargo & Co., 2.100%, 7/26/21	116,366
73,000	Wells Fargo & Co., 4.125%, 8/15/23	77,095
		3,157,981

	Industrials — 3.0%
122,000	Avolon Holdings Funding Ltd. (Cayman Islands), 144a, 3.625%, 5/1/22	123,659
130,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	128,202
174,000	Eagle Materials, Inc., 4.500%, 8/1/26	177,681
47,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	50,702
47,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	52,123
114,000	FedEx Corp., 5.100%, 1/15/44	125,422
76,000	Norfolk Southern Corp., 4.837%, 10/1/41	88,009
121,000	Parker-Hannifin Corp., 4.000%, 6/14/49	128,029
119,000	Roper Technologies, Inc., 3.000%, 12/15/20	119,860
88,000	Vulcan Materials Co., 4.500%, 4/1/25	93,808
109,000	Wabtec Corp., 4.950%, 9/15/28	116,872
		1,204,367

	Energy — 2.9%
123,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	125,768
128,000	Buckeye Partners LP, 3.950%, 12/1/26	113,438
79,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	97,542
143,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	148,130
101,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	116,160
89,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	95,783
113,000	Energy Transfer Partners LP, 4.950%, 6/15/28	123,545
86,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	78,964
166,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	165,265
90,000	Woodside Finance Ltd. (Australia), 144a, 4.500%, 3/4/29	95,102
		1,159,697

	Consumer Staples — 2.5%
135,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	150,313
111,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	114,847

15

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 28.9% (Continued)

	Consumer Staples — (Continued)
$130,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	$136,418
104,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	124,898
97,000	Kroger Co. (The), 5.000%, 4/15/42	101,032
117,000	Mars, Inc., 144a, 3.875%, 4/1/39	123,889
155,000	Moody's Corp., 2.750%, 12/15/21	156,360
94,000	Reynolds American, Inc., 4.450%, 6/12/25	99,678
		1,007,435

	Health Care — 2.5%
102,000	AbbVie, Inc., 4.450%, 5/14/46	100,173
73,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	75,757
84,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	87,841
81,000	Celgene Corp., 5.000%, 8/15/45	96,129
85,000	Cigna Corp., 144a, 4.375%, 10/15/28	91,704
120,000	CVS Health Corp., 4.300%, 3/25/28	126,537
61,000	CVS Health Corp., 5.125%, 7/20/45	65,051
136,000	Express Scripts Holding Co., 3.300%, 2/25/21	137,806
39,000	Medtronic Global Holdings SCA (Luxembourg), 3.350%, 4/1/27	41,443
169,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	168,792
		991,233

	Real Estate — 2.5%
112,000	Boston Properties LP REIT, 3.200%, 1/15/25	114,333
115,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	118,426
120,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	124,890
89,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	92,645
186,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	188,483
101,000	Spirit Realty LP REIT, 4.450%, 9/15/26	105,757
139,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	147,599
86,000	Welltower, Inc. REIT, 4.250%, 4/1/26	91,650
		983,783

	Communication Services — 2.4%
102,000	Activision Blizzard, Inc., 4.500%, 6/15/47	105,658
37,000	AT&T, Inc., 4.350%, 6/15/45	36,988
77,000	AT&T, Inc., 4.500%, 5/15/35	80,604
80,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	94,265
65,000	Comcast Corp., 4.000%, 3/1/48	68,758
83,000	Comcast Corp., 4.150%, 10/15/28	91,478
81,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	81,793
43,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	61,919
79,000	Verizon Communications, Inc., 5.012%, 4/15/49	94,088
260,000	Warner Media LLC, 3.800%, 2/15/27	259,827
		975,378

	Information Technology — 1.6%
100,000	Apple, Inc., 2.750%, 1/13/25	102,232
80,000	Apple, Inc., 4.650%, 2/23/46	94,887
150,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	150,971
109,000	International Business Machines Corp., 2.800%, 5/13/21	110,312
59,000	Microsoft Corp., 3.500%, 2/12/35	62,953
109,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	120,708
		642,063

	Consumer Discretionary — 1.6%
116,000	Dollar General Corp., 3.250%, 4/15/23	119,156
107,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	114,851
90,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	91,950
76,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	78,400
71,000	Home Depot, Inc. (The), 5.950%, 4/1/41	96,258
116,000	Walmart, Inc., 2.850%, 7/8/24	119,846
		620,461

	Utilities — 1.5%
38,000	American Water Capital Corp., 6.593%, 10/15/37	51,976
54,000	DTE Energy Co., Series D, 3.700%, 8/1/23	56,347
91,000	Duke Energy Progress LLC, 4.150%, 12/1/44	98,498
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	84,375
89,000	NextEra Energy Capital Holdings, Inc., 5.650%, 5/1/79	91,802
84,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	87,846
131,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.631%, 5/15/67(A)	108,075
		578,919

	Materials — 0.5%
83,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	97,832
101,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	107,726
		205,558
	Total Corporate Bonds	$11,526,875

16

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	U.S. Government Mortgage-Backed Obligations — 20.6%
$481,551	FHLMC, Pool #G05624, 4.500%, 9/1/39	$517,429
631,926	FHLMC, Pool #Q29056, 4.000%, 10/1/44	661,573
274,263	FHLMC, Pool #Q29260, 4.000%, 10/1/44	287,298
370,624	FNMA, Pool #725423, 5.500%, 5/1/34	411,662
354,668	FNMA, Pool #725610, 5.500%, 7/1/34	393,948
334,537	FNMA, Pool #AD9193, 5.000%, 9/1/40	363,550
479,835	FNMA, Pool #AL5718, 3.500%, 9/1/44	499,664
475,741	FNMA, Pool #AR9195, 3.000%, 3/1/43	485,105
583,538	FNMA, Pool #AS4707, 3.500%, 4/1/45	605,419
716,355	FNMA, Pool #AS7234, 3.000%, 5/1/46	725,893
1,220,736	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,230,542
523,699	FNMA, Pool #AT2016, 3.000%, 4/1/43	532,722
191,909	FNMA, Pool #AZ7347, 3.000%, 11/1/45	194,660
649,457	FNMA, Pool #BC1158, 3.500%, 2/1/46	669,841
550,259	GNMA, Pool #5175, 4.500%, 9/20/41	587,083
22,910	GNMA, Pool #679437, 6.000%, 11/15/22	22,998
	Total U.S. Government Mortgage-Backed Obligations	$8,189,387

Shares

Exchange-Traded Fund — 5.7%
20,047	iShares JP Morgan USD Emerging Markets Bond ETF	$2,271,125

Principal
Amount

	Non-Agency Collateralized Mortgage Obligations — 4.7%
$511,113	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.764%, 10/25/45(A)(B)	531,470
510,478	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.942%, 1/25/45(A)(B)	515,247
343,894	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.862%, 12/25/44(A)(B)	352,350
480,115	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	487,015
	Total Non-Agency Collateralized Mortgage Obligations	$1,886,082

	Asset-Backed Securities — 4.7%
550,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	550,268
300,000	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	300,000
250,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	253,525
237,368	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	247,878
517,125	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	520,093
	Total Asset-Backed Securities	$1,871,764

	Agency Collateralized Mortgage Obligation — 3.0%
1,093,972	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	$1,201,444

	Commercial Mortgage-Backed Security — 0.7%
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	$257,663

	Sovereign Bond — 0.4%
166,000	Province of Ontario Canada, 1.875%, 5/21/20	$165,612

Shares

	Short-Term Investment Fund — 1.3%
534,871	Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	$534,871
	Total Investment Securities —99.4%
	(Cost $38,841,259)	$39,604,479

	Other Assets in
	Excess of Liabilities — 0.6%	237,493
	Net Assets — 100.0%	$39,841,972

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2019.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

17

Touchstone Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $5,579,920 or 14.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	$—	$11,699,656	$—	$11,699,656
Corporate Bonds	—	11,526,875	—	11,526,875
U.S. Government Mortgage-Backed Obligations	—	8,189,387	—	8,189,387
Exchange-Traded Fund	2,271,125	—	—	2,271,125
Non-Agency Collateralized Mortgage Obligations	—	1,886,082	—	1,886,082
Asset-Backed Securities	—	1,871,764	—	1,871,764
Agency Collateralized Mortgage Obligation	—	1,201,444	—	1,201,444
Commercial Mortgage-Backed Security	—	257,663	—	257,663
Sovereign Bond	—	165,612	—	165,612
Short-Term Investment Fund	534,871	—	—	534,871
Total Assets	$2,805,996	$36,798,483	$—	$39,604,479

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Common Stock Fund – June 30, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.8%

Communication Services — 20.3%
Alphabet, Inc. - Class C*	6,631	$7,167,514
AT&T, Inc.	74,611	2,500,215
Baidu, Inc. (China) ADR*	8,834	1,036,758
Charter Communications, Inc. - Class A*	8,604	3,400,129
Comcast Corp. - Class A	78,967	3,338,725
Facebook, Inc. - Class A*	33,041	6,376,913
Fox Corp. - Class A	25,625	938,900
Walt Disney Co. (The)	18,291	2,554,155
		27,313,309

Information Technology — 19.2%
Apple, Inc.	27,713	5,484,957
Avnet, Inc.	52,785	2,389,577
International Business Machines Corp.	16,156	2,227,912
Microsoft Corp.	57,831	7,747,041
Oracle Corp.	71,470	4,071,646
salesforce.com, Inc.*	25,709	3,900,827
		25,821,960

Financials — 18.1%
Bank of America Corp.	122,226	3,544,554
Berkshire Hathaway, Inc. - Class B*	63,021	13,434,187
Brookfield Asset Management, Inc. (Canada) - Class A	43,837	2,094,532
Goldman Sachs Group, Inc. (The)	14,583	2,983,682
Signature Bank/NewYork NY	18,654	2,254,149
		24,311,104

Health Care — 12.5%
AmerisourceBergen Corp.	35,797	3,052,052
Biogen, Inc.*	8,418	1,968,718
Bristol-Myers Squibb Co.	59,188	2,684,176
Johnson & Johnson	26,239	3,654,568
Novartis AG (Switzerland) ADR	37,666	3,439,282
UnitedHealth Group, Inc.	7,996	1,951,104
		16,749,900

Consumer Discretionary — 11.8%
Alibaba Group Holding Ltd. (China) ADR*	7,902	1,338,994
Amazon.com, Inc.*	4,009	7,591,563
Booking Holdings, Inc.*	698	1,308,548
Carnival Corp.	48,403	2,253,160
JD.com, Inc. (China) ADR*	32,129	973,187
Starbucks Corp.	8,346	699,645
Yum China Holdings, Inc. (China)	37,748	1,743,958
		15,909,055

Industrials — 6.7%
Deere & Co.	12,522	2,075,021
FedEx Corp.	6,483	1,064,444
General Electric Co.	85,357	896,248
Union Pacific Corp.	14,155	2,393,752
United Technologies Corp.	19,335	2,517,417
		8,946,882

Real Estate — 4.7%
Jones Lang LaSalle, Inc.	21,276	2,993,320
Simon Property Group, Inc. REIT	20,830	3,327,801
		6,321,121

Energy — 3.6%
Exxon Mobil Corp.	32,202	2,467,639
Halliburton Co.	40,910	930,293
Schlumberger Ltd.	36,327	1,443,634
		4,841,566

Consumer Staples — 2.9%
Monster Beverage Corp.*	30,963	1,976,368
Unilever NV (United Kingdom)	30,902	1,876,369
		3,852,737
Total Common Stocks		$134,067,634

Short-Term Investment Fund — 0.3%
Dreyfus Government Cash
Management, Institutional Shares, 2.25%∞Ω	422,306	$422,306

Total Investment Securities —100.1%
(Cost $107,624,700)		$134,489,940

Liabilities in Excess of Other Assets — (0.1%)		(146,480)

Net Assets — 100.0%		$134,343,460

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

19

Touchstone Common Stock Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$134,067,634	$—	$—	$134,067,634
Short-Term Investment Fund	422,306	—	—	422,306
Total	$134,489,940	$—	$—	$134,489,940

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Focused Fund – June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 99.4%

Information Technology — 20.2%
Apple, Inc.	11,508	$2,277,663
Avnet, Inc.	22,760	1,030,345
International Business Machines Corp.	7,775	1,072,172
Microsoft Corp.	23,894	3,200,840
Oracle Corp.	30,892	1,759,917
salesforce.com, Inc.*	11,183	1,696,797
		11,037,734

Financials — 17.3%
Bank of America Corp.	53,518	1,552,022
Berkshire Hathaway, Inc. - Class B*	26,428	5,633,657
Goldman Sachs Group, Inc. (The)	6,639	1,358,339
Signature Bank/NewYork NY	7,339	886,845
		9,430,863

Communication Services — 17.3%
Alphabet, Inc. - Class C*	2,327	2,515,278
AT&T, Inc.	31,148	1,043,770
Baidu, Inc. (China) ADR*	3,537	415,102
Comcast Corp. - Class A	36,862	1,558,525
Facebook, Inc. - Class A*	11,553	2,229,729
Fox Corp. - Class A	11,757	430,777
Walt Disney Co. (The)	8,799	1,228,692
		9,421,873

Health Care — 14.1%
AmerisourceBergen Corp.	14,223	1,212,653
Biogen, Inc.*	3,435	803,343
Bio-Rad Laboratories, Inc. - Class A*	2,392	747,715
Bristol-Myers Squibb Co.	23,450	1,063,457
Johnson & Johnson	11,061	1,540,576
Novartis AG (Switzerland) ADR	16,946	1,547,339
UnitedHealth Group, Inc.	3,211	783,516
		7,698,599

Consumer Discretionary — 12.5%
Alibaba Group Holding Ltd. (China) ADR*	3,196	541,562
Amazon.com, Inc.*	1,661	3,145,319
Booking Holdings, Inc.*	281	526,794
Carnival Corp.	20,161	938,495
JD.com, Inc. (China) ADR*	11,995	363,329
Starbucks Corp.	5,497	460,814
Yum China Holdings, Inc. (China)	17,867	825,455
		6,801,768

Industrials — 6.7%
Deere & Co.	5,045	836,007
FedEx Corp.	2,651	435,268
General Electric Co.	37,020	388,710
Union Pacific Corp.	5,844	988,279
United Technologies Corp.	7,518	978,844
		3,627,108

Real Estate — 4.8%
Jones Lang LaSalle, Inc.	8,706	1,224,847
Simon Property Group, Inc. REIT	8,729	1,394,545
		2,619,392

Energy — 3.5%
Exxon Mobil Corp.	11,768	901,782
Halliburton Co.	15,184	345,284
Schlumberger Ltd.	16,338	649,272
		1,896,338

Consumer Staples — 3.0%
Monster Beverage Corp.*	12,537	800,237
Unilever NV (United Kingdom)	14,039	852,448
		1,652,685
Total Common Stocks		$54,186,360

Short-Term Investment Fund — 0.8%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	453,484	$453,484
Total Investment Securities —100.2%
(Cost $41,140,284)		$54,639,844

Liabilities in Excess of Other Assets — (0.2%)		(112,280)

Net Assets — 100.0%		$54,527,564

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

21

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,186,360	$—	$—	$54,186,360
Short-Term Investment Fund	453,484	—	—	453,484
Total	$54,639,844	$—	$—	$54,639,844

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – June 30, 2019 (Unaudited)

	Shares	Market Value

Common Stocks — 97.5%

Financials — 22.5%
Alleghany Corp.*	1,264	$860,923
Berkshire Hathaway, Inc. - Class B*	8,816	1,879,307
BlackRock, Inc.	1,988	932,968
Charles Schwab Corp. (The)	14,903	598,952
Progressive Corp. (The)	11,064	884,345
Wells Fargo & Co.	14,516	686,897
		5,843,392

Consumer Discretionary — 20.4%
CarMax, Inc.*	13,931	1,209,629
Carnival Corp.	16,871	785,345
Dollar Tree, Inc.*	11,523	1,237,455
Home Depot, Inc. (The)	4,183	869,938
Lowe's Cos., Inc.	3,619	365,193
O'Reilly Automotive, Inc.*	2,252	831,709
		5,299,269

Information Technology — 13.3%
Apple, Inc.	7,328	1,450,358
Cisco Systems, Inc.	16,582	907,533
Visa, Inc. - Class A	6,267	1,087,638
		3,445,529

Industrials — 12.1%
FedEx Corp.	5,016	823,577
General Dynamics Corp.	3,643	662,370
Norfolk Southern Corp.	4,982	993,062
Southwest Airlines Co.	13,156	668,062
		3,147,071

Communication Services — 9.3%
Alphabet, Inc. - Class C*	1,144	1,236,561
Fox Corp. - Class A	21,094	772,884
Verizon Communications, Inc.	7,361	420,534
		2,429,979

Materials — 7.9%
Albemarle Corp.	7,435	523,498
Martin Marietta Materials, Inc.	3,675	845,654
NewMarket Corp.	1,717	688,414
		2,057,566

Consumer Staples — 7.3%
Altria Group, Inc.	19,336	915,560
Nestle SA (Switzerland) ADR	9,469	979,095
		1,894,655

Energy — 3.2%
Chevron Corp.	6,636	825,784

Health Care — 1.5%
Bristol-Myers Squibb Co.	8,500	385,475
Total Common Stocks		$25,328,720

Short-Term Investment Fund — 2.6%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	688,422	$688,422

Total Investment Securities —100.1%
(Cost $21,873,873)		$26,017,142

Liabilities in Excess of Other Assets — (0.1%)		(31,451)

Net Assets — 100.0%		$25,985,691

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,328,720	$—	$—	$25,328,720
Short-Term Investment Fund	688,422	—	—	688,422
Total	$26,017,142	$—	$—	$26,017,142

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Small Company Fund – June 30, 2019 (Unaudited)

	Shares	Market Value

Common Stocks — 95.9%

Industrials — 22.7%
Applied Industrial Technologies, Inc.	12,500	$769,125
ASGN, Inc.*	6,817	413,110
Clean Harbors, Inc.*	10,500	746,550
Crane Co.	9,682	807,866
Curtiss-Wright Corp.	6,300	800,919
EnerSys	20,233	1,385,960
Hillenbrand, Inc.	19,643	777,274
ITT, Inc.	21,248	1,391,319
Mobile Mini, Inc.	25,385	772,466
Quanta Services, Inc.	35,433	1,353,186
Regal Beloit Corp.	9,607	784,988
Rexnord Corp.*	26,780	809,292
SkyWest, Inc.	21,300	1,292,271
Watts Water Technologies, Inc. - Class A	8,700	810,666
WESCO International, Inc.*	14,590	738,983
Woodward, Inc.	6,761	765,075
		14,419,050

Health Care — 20.9%
Allscripts Healthcare Solutions, Inc.*	73,037	849,420
AngioDynamics, Inc.*	33,599	661,564
Bio-Rad Laboratories, Inc. - Class A*	2,296	717,707
Bio-Techne Corp.	3,536	737,221
Chemed Corp.	2,210	797,456
Encompass Health Corp.	12,283	778,251
Globus Medical, Inc. - Class A*	30,068	1,271,876
Haemonetics Corp.*	6,840	823,126
Inogen, Inc.*	9,387	626,676
Integra LifeSciences Holdings Corp.*	14,596	815,187
NuVasive, Inc.*	13,097	766,698
Omnicell, Inc.*	9,031	776,937
Orthofix Medical, Inc.*	14,324	757,453
Premier, Inc. - Class A*	20,741	811,181
Providence Service Corp. (The)*	11,999	688,023
Tactile Systems Technology, Inc.*	13,800	785,496
Vericel Corp.*	33,500	632,815
		13,297,087

Information Technology — 19.5%
8x8, Inc.*	32,300	778,430
Aspen Technology, Inc.*	6,058	752,888
Avaya Holdings Corp.*	69,565	828,519
Bottomline Technologies (de), Inc.*	17,118	757,300
Carbonite, Inc.*	30,138	784,794
Envestnet, Inc.*	10,800	738,396
ExlService Holdings, Inc.*	5,887	389,307
j2 Global, Inc.	14,285	1,269,794
KBR, Inc.	15,670	390,810
MAXIMUS, Inc.	10,187	738,965
NetScout Systems, Inc.*	1	25
Nice Ltd. (Israel) ADR*	5,368	735,416
Nuance Communications, Inc.*	47,398	756,946
Plantronics, Inc.	17,139	634,829
Qualys, Inc.*	4,428	385,590
Rogers Corp.*	2,700	465,966
Rudolph Technologies, Inc.*	20,322	561,497
Tower Semiconductor Ltd.*	21,742	342,871
Verint Systems, Inc.*	20,600	1,107,868
		12,420,211

Consumer Discretionary — 19.1%
Aaron's, Inc.	13,162	808,278
Adtalem Global Education, Inc.*	18,185	819,234
BJ's Restaurants, Inc.	18,600	817,284
Bloomin' Brands, Inc.	63,672	1,204,038
Brunswick Corp.	17,900	821,431
Designer Brands, Inc. - Class A	27,343	524,165
frontdoor, Inc.*	18,500	805,675
G-III Apparel Group Ltd.*	28,900	850,238
Movado Group, Inc.	28,500	769,500
Oxford Industries, Inc.	10,500	795,900
Steven Madden Ltd.	24,400	828,380
Stoneridge, Inc.*	25,000	788,750
Texas Roadhouse, Inc.	13,978	750,199
TopBuild Corp.*	9,200	761,392
YETI Holdings, Inc.*†	27,200	787,440
		12,131,904

Financials — 8.5%
Chemical Financial Corp.	31,400	1,290,854
Glacier Bancorp, Inc.	17,492	709,301
Webster Financial Corp.	27,673	1,321,939
Western Alliance Bancorp*	29,377	1,313,739
WSFS Financial Corp.	18,100	747,530
		5,383,363

Communication Services — 3.4%
Cogent Communications Holdings, Inc.	12,461	739,685
QuinStreet, Inc.*	45,500	721,175
Yelp, Inc.*	19,800	676,764
		2,137,624

Real Estate — 1.1%
Corporate Office Properties Trust REIT	27,445	723,726

Consumer Staples — 0.7%
Chefs' Warehouse, Inc. (The)*	11,958	419,367
Total Common Stocks		$60,932,332

Short-Term Investment Funds — 5.1%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	2,454,289	$2,454,289
Invesco Government & Agency Portfolio, Institutional Class, 2.19%**∞Ω	787,301	787,301
Total Short-Term Investment Funds		$3,241,590

24

Touchstone Small Company Fund (Unaudited) (Continued)

Market Value
Total Investment Securities —101.0%
(Cost $53,488,111)	$64,173,922

Liabilities in Excess of Other Assets — (1.0%)	(642,610)

Net Assets — 100.0%	$63,531,312

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $779,566.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$60,932,332	$—	$—	$60,932,332
Short-Term Investment Funds	3,241,590	—	—	3,241,590
Total	$64,173,922	$—	$—	$64,173,922

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2019 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 96.9%

Equity Funds — 79.9%
iShares Core S&P Small-Cap ETF	5,970	$467,332
Vanguard Extended Market ETF	16,450	1,950,641
Vanguard FTSE Developed Markets ETF	89,745	3,743,264
Vanguard FTSE Emerging Markets ETF	28,310	1,204,024
Vanguard S&P 500 ETF	22,915	6,167,572
Vanguard Value ETF	10,780	1,195,718
		14,728,551

Fixed Income Funds — 17.0%
iShares Core Total USD Bond Market ETF	17,760	917,837
iShares Core US Aggregate Bond ETF	8,225	915,854
iShares iBoxx $ High Yield Corporate Bond ETF	4,250	370,515
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,400	187,380
Vanguard Intermediate-Term Corporate Bond ETF	6,160	553,476
Vanguard Total International Bond ETF	3,190	182,787
		3,127,849
Total Exchange-Traded Funds		$17,856,400

Short-Term Investment Fund — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	568,835	$568,835

Total Investment Securities —100.0%
(Cost $16,041,285)		$18,425,235

Other Assets in Excess of Liabilities — 0.0%		1,861

Net Assets — 100.0%		$18,427,096

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,856,400	$—	$—	$17,856,400
Short-Term Investment Fund	568,835	—	—	568,835
Total	$18,425,235	$—	$—	$18,425,235

See accompanying Notes to Financial Statements.

26

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2019 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 99.2%

Fixed Income Funds — 58.2%
iShares Core Total USD Bond Market ETF†	66,700	$3,447,056
iShares Core US Aggregate Bond ETF	30,910	3,441,829
iShares iBoxx $ High Yield Corporate Bond ETF	11,845	1,032,647
VanEck Vectors J.P. Morgan EM Local
Currency Bond ETF	10,130	351,511
Vanguard Intermediate-Term Corporate
Bond ETF	13,525	1,215,221
Vanguard Total International Bond ETF	6,020	344,946
		9,833,210

Equity Funds — 41.0%
iShares Core S&P Small-Cap ETF	3,360	263,021
Vanguard Extended Market ETF	8,090	959,312
Vanguard FTSE Developed Markets ETF	39,135	1,632,321
Vanguard FTSE Emerging Markets ETF	10,135	431,042
Vanguard S&P 500 ETF	11,235	3,023,900
Vanguard Value ETF	5,485	608,396
		6,917,992
Total Exchange-Traded Funds		$16,751,202

Short-Term Investment Funds — 11.3%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	146,970	146,970
Invesco Government & Agency Portfolio, Institutional Class, 2.19%**∞Ω	1,752,960	1,752,960
Total Short-Term Investment Funds		$1,899,930

Total Investment Securities —110.5%
(Cost $16,870,292)		$18,651,132

Liabilities in Excess of Other Assets — (10.5%)		(1,767,377)

Net Assets — 100.0%		$16,883,755

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $1,715,776.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,751,202	$—	$—	$16,751,202
Short-Term Investment Funds	1,899,930	—	—	1,899,930
Total	$18,651,132	$—	$—	$18,651,132

See accompanying Notes to Financial Statements.

27

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2019 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 97.0%

Equity Funds — 60.1%
iShares Core S&P Small-Cap ETF	4,935	$386,312
Vanguard Extended Market ETF	12,985	1,539,761
Vanguard FTSE Developed Markets ETF	66,805	2,786,437
Vanguard FTSE Emerging Markets ETF	20,675	879,308
Vanguard S&P 500 ETF	18,530	4,987,349
Vanguard Value ETF	8,635	957,794
		11,536,961

Fixed Income Funds — 36.9%
iShares Core Total USD Bond Market ETF	44,380	2,293,559
iShares Core US Aggregate Bond ETF	20,575	2,291,026
iShares iBoxx $ High Yield Corporate Bond ETF	8,780	765,440
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,440	292,868
Vanguard Intermediate-Term Corporate Bond ETF	12,845	1,154,123
Vanguard Total International Bond ETF	5,000	286,500
		7,083,516
Total Exchange-Traded Funds		$18,620,477

Short-Term Investment Fund — 3.0%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	585,278	$585,278

Total Investment Securities —100.0%
(Cost $17,279,637)		$19,205,755

Liabilities in Excess of Other Assets — 0.0%		(8,781)

Net Assets — 100.0%		$19,196,974

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,620,477	$—	$—	$18,620,477
Short-Term Investment Fund	585,278	—	—	585,278
Total	$19,205,755	$—	$—	$19,205,755

See accompanying Notes to Financial Statements.

28

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Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Active Bond	Balanced	Bond
	Fund	Fund	Fund
Assets
Investments, at cost	$56,331,592	$15,469,996	$38,841,259
Investments, at market value(A)	$58,146,422	$17,889,203	$39,604,479
Cash	17	13,899	—
Dividends and interest receivable	368,140	43,606	227,810
Receivable for capital shares sold	—	769	8,976
Receivable for investments sold	94,698	14,833	361,149
Securities lending income receivable	—	24	—
Receivable from other affiliates	—	201	201
Tax reclaim receivable	—	—	—
Other assets	540	168	424
Total Assets	58,609,817	17,962,703	40,203,039

Liabilities
Payable for return of collateral for securities on loan	—	—	—
Payable for capital shares redeemed	3,719	3,525	11,293
Payable for investments purchased	289,405	—	300,000
Payable to Investment Advisor	19,024	1,005	5,802
Payable to other affiliates	17,327	—	—
Payable to Trustees	7,341	7,341	7,341
Payable for professional services	12,112	10,788	11,846
Payable for reports to shareholders	3,532	3,948	9,576
Payable to Transfer Agent	10,045	1,300	14,955
Other accrued expenses and liabilities	15,162	2,694	254
Total Liabilities	377,667	30,601	361,067

Net Assets	$58,232,150	$17,932,102	$39,841,972

Net assets consist of:
Paid-in capital	$55,920,578	$14,947,080	$40,259,150
Distributable earnings (deficit)	2,311,572	2,985,022	(417,178)
Net assets applicable to shares outstanding	$58,232,150	$17,932,102	$39,841,972

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,320,638	1,594,259	4,021,752
Net asset value, offering price and redemption price per share	$10.94	$11.25	$9.91
(A) Includes market value of securities on loan of:	$—	$—	$—

See accompanying Notes to Financial Statements.

30

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone			Touchstone
Touchstone	Touchstone	Large Cap	Touchstone	Touchstone	Conservative	Touchstone
Common Stock	Focused	Core Equity	Small Company	Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$107,624,700	$41,140,284	$21,873,873	$53,488,111	$16,041,285	$16,870,292	$17,279,637
$134,489,940	$54,639,844	$26,017,142	$64,173,922	$18,425,235	$18,651,132	$19,205,755
—	—	—	—	—	—	—
32,748	14,097	24,581	25,136	39,291	19,404	31,715
331	—	627	102	47	—	—
—	—	—	239,365	—	—	—
173	—	—	143	777	1,238	896
—	—	—	—	—	—	—
37,745	7,543	—	—	—	—	—
1,404	10,746	287	663	180	176	199
134,562,341	54,672,230	26,042,637	64,439,331	18,465,530	18,671,950	19,238,565

—	—	—	787,301	—	1,752,960	—
75,300	39,537	3,614	13,074	2,410	1,351	2,635
—	—	—	26,532	—	—	—
54,386	30,700	13,757	25,547	3,716	3,471	3,957
6,368	34,596	11,572	3,422	7,655	5,929	10,231
7,341	7,341	7,341	7,341	7,341	7,341	7,341
13,821	11,672	10,666	11,796	10,672	10,625	10,718
12,058	3,073	3,669	11,265	3,532	3,532	3,532
46,140	14,423	4,350	16,759	38	39	42
3,467	3,324	1,977	4,982	3,070	2,947	3,135
218,881	144,666	56,946	908,019	38,434	1,788,195	41,591

$134,343,460	$54,527,564	$25,985,691	$63,531,312	$18,427,096	$16,883,755	$19,196,974

$101,433,336	$38,546,300	$17,361,672	$43,929,052	$14,372,111	$14,427,262	$15,474,716
32,910,124	15,981,264	8,624,019	19,602,260	4,054,985	2,456,493	3,722,258
$134,343,460	$54,527,564	$25,985,691	$63,531,312	$18,427,096	$16,883,755	$19,196,974

15,910,260	2,799,692	1,565,014	4,356,029	1,096,137	1,411,635	1,569,919
$8.44	$19.48	$16.60	$14.58	$16.81	$11.96	$12.23
$—	$—	$—	$779,566	$—	$1,715,776	$—

31

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Active Bond	Balanced	Bond
	Fund	Fund	Fund
Investment Income
Dividends(A)	$83,557	$106,449	$58,644
Interest	859,460	86,520	631,528
Income from securities loaned	2	39	2
Total Investment Income	943,019	193,008	690,174

Expenses
Investment advisory fees	112,652	47,499	80,149
Administration fees	40,836	12,522	29,054
Compliance fees and expenses	1,212	1,212	1,212
Custody fees	19,440	10,501	10,727
Professional fees	12,235	11,688	11,900
Transfer Agent fees	6,941	1,858	21,602
Pricing expense	16,952	9,685	11,055
Reports to Shareholders	2,387	2,727	9,684
Shareholder servicing fees	17,562	—	—
Trustee fees	7,381	7,381	7,381
Other expenses	6,806	5,857	6,208
Total Expenses	244,404	110,930	188,972
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	—	(37,522)	(54,722)
Net Expenses	244,404	73,408	134,250

Net Investment Income	698,615	119,600	555,924

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	667,352	215,655	699,171
Net realized losses on foreign currency transactions	(42)	—	—
Net realized gains on futures contracts	59,306	—	50,247
Net change in unrealized appreciation (depreciation) on investments	2,542,518	1,902,083	1,706,918
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	13,420	—	—

Net Realized and Unrealized Gains (Losses) on Investments	3,282,554	2,117,738	2,456,336

Change in Net Assets Resulting from Operations	$3,981,169	$2,237,338	$3,012,260
(A) Net of foreign tax withholding of:	$—	$2,652	$—
(B)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

32

Statements of Operations (Unaudited) (Continued)

		Touchstone			Touchstone
Touchstone	Touchstone	Large Cap	Touchstone	Touchstone	Conservative	Touchstone
Common Stock	Focused	Core Equity	Small Company	Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$1,127,159	$458,230	$279,234	$281,134	$207,857	$213,007	$236,971
—	—	—	—	—	—	—
290	114	—	3,368	4,079	6,678	6,032
1,127,449	458,344	279,234	284,502	211,936	219,685	243,003

335,119	190,004	86,027	158,094	22,379	20,887	24,326
97,184	39,358	19,191	45,847	12,980	12,114	14,109
1,212	1,212	1,212	1,212	1,212	1,212	1,212
2,803	5,625	2,940	4,296	1,397	1,552	1,431
14,498	12,351	10,809	12,117	10,663	10,632	10,715
66,058	11,581	3,029	15,605	34	34	46
915	918	660	1,549	240	283	283
12,121	2,387	2,387	11,363	2,387	2,387	2,387
—	56,559	22,721	—	22,379	20,887	20,879
7,381	7,381	7,381	7,381	7,381	7,381	7,381
6,823	5,879	5,501	5,828	5,357	5,342	5,391
544,114	333,255	161,858	263,292	86,409	82,711	88,160
(54,841)	(4,825)	(21,629)	(22,990)	(19,273)	(20,050)	(15,181)
489,273	328,430	140,229	240,302	67,136	62,661	72,979

638,176	129,914	139,005	44,200	144,800	157,024	170,024

1,900,389	630,485	1,743,766	2,089,929	200,584	69,720	281,546
—	—	—	—	—	—	—
—	—	—	—	—	—	—
17,061,310	6,858,292	1,508,369	6,443,583	1,980,122	1,382,652	1,756,480
—	56	—	—	—	—	—
—	—	—	—	—	—	—

18,961,699	7,488,833	3,252,135	8,533,512	2,180,706	1,452,372	2,038,026

$19,599,875	$7,618,747	$3,391,140	$8,577,712	$2,325,506	$1,609,396	$2,208,050
$(11,354)	$11,234	$3,692	$943	$—	$—	$—

33

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond		Balanced
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2019	December 31,	June 30, 2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
From Operations
Net investment income	$698,615	$1,402,145	$119,600	$214,410
Net realized gains (losses) on investments, foreign currency transactions and futures contracts	726,616	(1,254,267)	215,655	26,223
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures contracts	2,555,938	(1,056,527)	1,902,083	(1,254,657)
Change in Net Assets from Operations	3,981,169	(908,649)	2,237,338	(1,014,024)

Distributions to Shareholders:
Distributed earnings	—	(1,215,721)	—	(4,925,790)
Total Distributions	—	(1,215,721)	—	(4,925,790)

Share Transactions
Proceeds from Shares issued	875,927	2,398,497	725,248	987,463
Reinvestment of distributions	—	1,215,721	—	4,925,790
Cost of Shares redeemed	(2,373,697)	(3,109,625)	(1,001,171)	(1,966,389)
Change in Net Assets from Share Transactions	(1,497,770)	504,593	(275,923)	3,946,864

Total Increase (Decrease) in Net Assets	2,483,399	(1,619,777)	1,961,415	(1,992,950)

Net Assets
Beginning of period	55,748,751	57,368,528	15,970,687	17,963,637
End of period	$58,232,150	$55,748,751	$17,932,102	$15,970,687

Share Transactions
Shares issued	83,742	229,548	67,758	67,923
Shares reinvested	—	119,423	—	475,626
Shares redeemed	(226,164)	(299,575)	(92,600)	(134,014)
Change in Shares Outstanding	(142,422)	49,396	(24,842)	409,535

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Bond		Common Stock		Focused
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2019	December 31,	June 30, 2019	December 31,	June 30, 2019	December 31,
(Unaudited)	2018	(Unaudited)	2018	(Unaudited)	2018

$555,924	$1,161,279	$638,176	$1,155,513	$129,914	$214,620

749,418	(942,261)	1,900,389	2,353,226	630,485	1,582,345

1,706,918	(1,114,860)	17,061,310	(13,834,239)	6,858,348	(5,988,683)
3,012,260	(895,842)	19,599,875	(10,325,500)	7,618,747	(4,191,718)

—	(1,019,953)	—	(78,252,461)	—	(1,443,640)
—	(1,019,953)	—	(78,252,461)	—	(1,443,640)

933,715	1,866,228	901,576	2,634,209	189,411	2,053,387
—	1,019,953	—	78,252,461	—	1,443,640
(5,912,143)	(6,084,112)	(10,954,315)	(25,949,973)	(4,340,112)	(8,735,725)
(4,978,428)	(3,197,931)	(10,052,739)	54,936,697	(4,150,701)	(5,238,698)

(1,966,168)	(5,113,726)	9,547,136	(33,641,264)	3,468,046	(10,874,056)

41,808,140	46,921,866	124,796,324	158,437,588	51,059,518	61,933,574
$39,841,972	$41,808,140	$134,343,460	$124,796,324	$54,527,564	$51,059,518

97,637	198,321	111,870	142,207	10,071	106,416
—	111,227	—	9,951,769	—	81,006
(623,453)	(648,688)	(1,335,056)	(1,412,961)	(229,153)	(449,637)
(525,816)	(339,140)	(1,223,186)	8,681,015	(219,082)	(262,215)

35

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Large Cap Core		Small Company
	Equity Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2019	December 31,	June 30, 2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
From Operations
Net investment income	$139,005	$171,144	$44,200	$37,511
Net realized gains on investments	1,743,766	2,431,422	2,089,929	7,084,151
Net change in unrealized appreciation (depreciation) on investments	1,508,369	(4,368,016)	6,443,583	(11,719,149)
Change in Net Assets from Operations	3,391,140	(1,765,450)	8,577,712	(4,597,487)

Distributions to Shareholders:
Distributed earnings	—	(1,075,458)	—	(7,753,304)
Total Distributions	—	(1,075,458)	—	(7,753,304)

Share Transactions
Proceeds from Shares issued	558,361	1,884,064	1,030,058	3,115,279
Reinvestment of distributions	—	1,075,458	—	7,753,304
Cost of Shares redeemed	(3,774,036)	(8,273,866)	(3,960,656)	(10,972,131)
Change in Net Assets from Share Transactions	(3,215,675)	(5,314,344)	(2,930,598)	(103,548)

Total Increase (Decrease) in Net Assets	175,465	(8,155,252)	5,647,114	(12,454,339)

Net Assets
Beginning of period	25,810,226	33,965,478	57,884,198	70,338,537
End of period	$25,985,691	$25,810,226	$63,531,312	$57,884,198

Share Transactions
Shares issued	35,574	109,959	71,936	190,433
Shares reinvested	—	70,900	—	563,467
Shares redeemed	(235,239)	(499,688)	(276,783)	(664,831)
Change in Shares Outstanding	(199,665)	(318,829)	(204,847)	89,069

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Aggressive ETF		Conservative ETF		Moderate ETF
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2019	December 31,	June 30, 2019	December 31,	June 30, 2019	December 31,
(Unaudited)	2018	(Unaudited)	2018	(Unaudited)	2018

$144,800	$310,121	$157,024	$389,697	$170,024	$395,735
200,584	1,015,976	69,720	64,256	281,546	949,343

1,980,122	(2,737,022)	1,382,652	(1,186,959)	1,756,480	(2,550,390)
2,325,506	(1,410,925)	1,609,396	(733,006)	2,208,050	(1,205,312)

—	(856,485)	—	(612,303)	—	(1,029,779)
—	(856,485)	—	(612,303)	—	(1,029,779)

215,858	367,839	871,927	6,001,203	316,883	654,963
—	856,485	—	612,303	—	1,029,779
(1,007,825)	(2,447,202)	(2,641,091)	(5,055,678)	(1,986,657)	(4,244,729)
(791,967)	(1,222,878)	(1,769,164)	1,557,828	(1,669,774)	(2,559,987)

1,533,539	(3,490,288)	(159,768)	212,519	538,276	(4,795,078)

16,893,557	20,383,845	17,043,523	16,831,004	18,658,698	23,453,776
$18,427,096	$16,893,557	$16,883,755	$17,043,523	$19,196,974	$18,658,698

13,597	21,831	74,496	513,937	27,769	53,409
—	56,227	—	55,583	—	91,877
(62,618)	(143,914)	(230,631)	(435,181)	(168,410)	(347,156)
(49,021)	(65,856)	(156,135)	134,339	(140,641)	(201,870)

37

Financial Highlights

Touchstone Active Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016		2015		2014
Net asset value at beginning of period	$10.20		$10.60	$10.51	$10.13		$10.49		$10.37
Income (loss) from investment operations:
Net investment income	0.14		0.26	0.21	0.26		0.19		0.20
Net realized and unrealized gains (losses) on investments	0.60		(0.43)	0.16	0.35		(0.32)		0.20
Total from investment operations	0.74		(0.17)	0.37	0.61		(0.13)		0.40
Distributions from:
Net investment income	—		(0.23)	(0.28)	(0.23)		(0.23)		(0.28)
Net asset value at end of period	$10.94		$10.20	$10.60	$10.51		$10.13		$10.49
Total return(A)	7.26	%(B)	(1.62%)	3.54%	5.98%		(1.28%)		3.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$58,232		$55,749	$57,369	$55,012		$52,026		$48,978
Ratio to average net assets:
Net expenses	0.87	%(C)	0.84%	0.89%	0.92	%(D)	0.97	%(D)	0.98%
Gross expenses	0.87	%(C)	0.84%	0.89%	0.90%		0.91%		1.01%
Net investment income	2.48	%(C)	2.49%	2.05%	2.47%		2.10%		1.92%
Portfolio turnover rate	125	%(B)	335%	482%	584%		455	%(E)	287%

Touchstone Balanced Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2019	Year Ended December 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.86	$14.85	$13.02	$12.49	$13.45	$13.53
Income (loss) from investment operations:
Net investment income	0.08	0.18	(F)	0.14	0.15	(F)	0.20	(F)	0.18	(F)
Net realized and unrealized gains (losses) on investments	1.31	(0.92)	1.69	0.78	(0.19)	0.88
Total from investment operations	1.39	(0.74)	1.83	0.93	0.01	1.06
Distributions from:
Net investment income	—	(0.12)	—	(0.18)	(0.25)	(0.23)
Realized capital gains	—	(4.13)	—	(0.20)	(0.72)	(0.91)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	—	(4.25)	—	(0.40)	(0.97)	(1.14)
Net asset value at end of period	$11.25	$9.86	$14.85	$13.02	$12.49	$13.45
Total return(A)	14.10	%(B)	(6.07%)	14.06%	7.42%	0.03%	7.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$17,932	$15,971	$17,964	$15,988	$15,301	$15,963
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.85%	0.87%	0.90%
Gross expenses	1.28	%(C)	1.15%	0.97%	0.88%	0.87%	0.90%
Net investment income	1.38	%(C)	1.22%	1.01%	1.16%	1.50	%(G)	1.31%
Portfolio turnover rate	46	%(B)	140%	142%	30%	38%	76%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Net expenses include amounts recouped by the Advisor.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone High Yield Fund acquired on December 7, 2015. If these transactions were included, portfolio turnover would have been higher.
(F)	The net investment income per share was based on average shares outstanding for the period.
(G)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratio of net investment income by 0.47% for the fiscal year ended December 31, 2015.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2019	Year Ended December 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$9.19	$9.60	$9.26	$9.38	$9.83	$9.75
Income (loss) from investment operations:
Net investment income	0.17	0.28	0.18	0.14	(A)	0.27	(A)	0.29	(A)
Net realized and unrealized gains (losses) on investments	0.55	(0.46)	0.16	(0.06)	(0.40)	0.10
Total from investment operations	0.72	(0.18)	0.34	0.08	(0.13)	0.39
Distributions from:
Net investment income	—	(0.23)	—	(0.20)	(0.32)	(0.31)
Net asset value at end of period	$9.91	$9.19	$9.60	$9.26	$9.38	$9.83
Total return(B)	7.84	%(C)	(1.88%)	3.67%	0.81%	(1.29%)	4.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$39,842	$41,808	$46,922	$48,680	$57,312	$67,067
Ratio to average net assets:
Net expenses	0.67	%(D)	0.67%	0.68%	0.67%	0.67%	0.65%
Gross expenses	0.94	%(D)	0.87%	0.71%	0.67%	0.67%	0.65%
Net investment income	2.77	%(D)	2.62%	1.83%	1.46%	2.69%	2.90%
Portfolio turnover rate	119	%(C)	431%	168%	197%	117%	117%

Touchstone Common Stock Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2019	Year Ended December 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$7.28	$18.74	$15.52	$15.46	$17.69	$18.39
Income (loss) from investment operations:
Net investment income	0.05	0.14	(A)	0.22	0.25	(A)	0.44	(A)	0.30	(A)
Net realized and unrealized gains (losses) on investments	1.11	(1.00)	3.11	1.49	(0.39)	1.61
Total from investment operations	1.16	(0.86)	3.33	1.74	0.05	1.91
Distributions from:
Net investment income	—	(0.11)	(—	)(E)	(0.27)	(0.49)	(0.33)
Realized capital gains	—	(10.49)	(0.11)	(1.41)	(1.79)	(2.28)
Total distributions	—	(10.60)	(0.11)	(1.68)	(2.28)	(2.61)
Net asset value at end of period	$8.44	$7.28	$18.74	$15.52	$15.46	$17.69
Total return(B)	15.93	%(C)	(8.05%)	21.50%	11.26%	0.19%	10.34%
Ratios and supplemental data:
Net assets at end of period (000's)	$134,343	$124,796	$158,438	$149,238	$161,148	$198,524
Ratio to average net assets:
Net expenses	0.73	%(D)	0.73%	0.71%	0.73%	0.72%	0.72%
Gross expenses	0.81	%(D)	0.83%	0.71%	0.73%	0.72%	0.72%
Net investment income	0.95	%(D)	0.77%	1.21%	1.58%	2.48	%(F)	1.57%
Portfolio turnover rate	4	%(C)	10%	84%	6%	9%	13%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Less than $0.005 per share.
(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratio of net investment income by 0.47% for the fiscal year ended December 31, 2015.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone Focused Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018		2017		2016		2015		2014
Net asset value at beginning of period	$16.91		$18.88		$16.70		$17.95		$18.64		$18.81
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.08		0.09		0.09		(0.01)		(0.08)
Net realized and unrealized gains (losses) on investments	2.52		(1.56)		2.19		2.31		0.37		2.49
Total from investment operations	2.57		(1.48)		2.28		2.40		0.36		2.41
Distributions from:
Net investment income	—		(0.09)		(0.10)		—		—		—
Realized capital gains	—		(0.40)		—		(3.65)		(1.05)		(2.58)
Total distributions	—		(0.49)		(0.10)		(3.65)		(1.05)		(2.58)
Net asset value at end of period	$19.48		$16.91		$18.88		$16.70		$17.95		$18.64
Total return(A)	15.20	%(B)	(7.97%)		13.64%		13.11%		1.97%		13.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$54,528		$51,060		$61,934		$62,227		$68,317		$25,178
Ratio to average net assets:
Net expenses	1.21	%(C)	1.21	%(D)	1.21	%(D)	1.21	%(D)	1.21%		1.23%
Gross expenses	1.23	%(C)	1.20%		1.17%		1.17%		1.32%		1.33%
Net investment income (loss)	0.48	%(C)	0.36%		0.40%		0.55%		(0.07%)		(0.43%)
Portfolio turnover rate	4	%(B)	11%		12%		21%		286	%(E)	72%

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$14.63		$16.30	$13.72	$14.07	$14.90	$13.09
Income (loss) from investment operations:
Net investment income	0.10		0.12	0.09	0.08	0.18	0.18
Net realized and unrealized gains (losses) on investments	1.87		(1.16)	2.83	1.18	(0.77)	1.78
Total from investment operations	1.97		(1.04)	2.92	1.26	(0.59)	1.96
Distributions from:
Net investment income	—		(0.10)	(0.10)	(0.11)	(0.24)	(0.15)
Realized capital gains	—		(0.53)	(0.24)	(1.50)	—	—
Total distributions	—		(0.63)	(0.34)	(1.61)	(0.24)	(0.15)
Net asset value at end of period	$16.60		$14.63	$16.30	$13.72	$14.07	$14.90
Total return(A)	13.47	%(B)	(6.49%)	21.32%	8.84%	(4.01%)	14.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$25,986		$25,810	$33,965	$32,492	$29,894	$40,664
Ratio to average net assets:
Net expenses	1.06	%(C)	1.06%	1.06%	1.06%	1.06%	1.04%
Gross expenses	1.22	%(C)	1.16%	1.15%	1.17%	1.14%	1.16%
Net investment income	1.05	%(C)	0.56%	0.52%	0.75%	0.73%	1.30%
Portfolio turnover rate	11	%(B)	20%	12%	50%	111%	41%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Net expenses include amounts recouped by the Advisor.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Baron Small Cap Growth Fund and Touchstone Third Avenue Value Fund acquired on December 7, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Small Company Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2019	Year Ended December 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$12.69	$15.73	$13.58	$12.14	$14.63	$16.32
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	(0.01)	0.01	(A)	(0.02	)(A)	0.07	(A)
Net realized and unrealized gains (losses) on investments	1.88	(1.11)	2.57	2.44	(0.15)	1.03
Total from investment operations	1.89	(1.10)	2.56	2.45	(0.17)	1.10
Distributions from:
Net investment income	—	—	(0.01)	(0.01)	—	(0.08)
Realized capital gains	—	(1.94)	(0.40)	(1.00)	(2.32)	(2.71)
Total distributions	—	(1.94)	(0.41)	(1.01)	(2.32)	(2.79)
Net asset value at end of period	$14.58	$12.69	$15.73	$13.58	$12.14	$14.63
Total return(B)	14.89	%(C)	(7.98%)	19.12%	20.23%	(1.34%)	6.68%
Ratios and supplemental data:
Net assets at end of period (000's)	$63,531	$57,884	$70,339	$67,102	$48,938	$57,935
Ratio to average net assets:
Net expenses	0.76	%(D)	0.76%	0.76%	0.76%	0.78%	0.78%
Gross expenses	0.83	%(D)	0.84%	0.76%	0.76%	0.78%	0.78%
Net investment income (loss)	0.14	%(D)	0.05%	(0.06%)	0.08%	(0.10%)	0.45%
Portfolio turnover rate	49	%(C)	68%	68%	68%	77%	72%

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$14.75		$16.83	$14.60	$13.73	$13.98	$13.28
Income (loss) from investment operations:
Net investment income	0.14		0.29	0.30	0.30	0.22	0.21
Net realized and unrealized gains (losses) on investments	1.92		(1.59)	2.22	0.79	(0.23)	0.78
Total from investment operations	2.06		(1.30)	2.52	1.09	(0.01)	0.99
Distributions from:
Net investment income	—		(0.29)	(0.29)	(0.22)	(0.24)	—
Realized capital gains	—		(0.49)	—	—	—	(0.29)
Total distributions	—		(0.78)	(0.29)	(0.22)	(0.24)	(0.29)
Net asset value at end of period	$16.81		$14.75	$16.83	$14.60	$13.73	$13.98
Total return(B)	13.97	%(C)	(7.84%)	17.29%	7.96%	(0.10%)	7.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,427		$16,894	$20,384	$19,514	$21,067	$24,099
Ratio to average net assets:
Net expenses(E)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(E)	0.97	%(D)	0.92%	0.90%	0.90%	0.87%	0.87%
Net investment income	1.62	%(D)	1.60%	1.64%	1.80%	1.26%	1.42%
Portfolio turnover rate	13	%(C)	21%	21%	109%	7%	12%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Ratio does not include expenses of the underlying funds.

See accompanying Notes to Financial Statements.

41

Financial Highlights (Continued)

Touchstone Conservative ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$10.87		$11.74	$12.18	$11.84	$12.68	$12.61
Income (loss) from investment operations:
Net investment income	0.14		0.23	0.23	0.29	0.17	0.18
Net realized and unrealized gains (losses) on investments	0.95		(0.70)	0.99	0.37	(0.20)	0.48
Total from investment operations	1.09		(0.47)	1.22	0.66	(0.03)	0.66
Distributions from:
Net investment income	—		(0.21)	(0.26)	(0.19)	(0.19)	(0.15)
Realized capital gains	—		(0.19)	(1.40)	(0.13)	(0.62)	(0.44)
Total distributions	—		(0.40)	(1.66)	(0.32)	(0.81)	(0.59)
Net asset value at end of period	$11.96		$10.87	$11.74	$12.18	$11.84	$12.68
Total return(A)	10.03	%(B)	(4.02%)	10.06%	5.58%	(0.24%)	5.23%
Ratios and supplemental data:
Net assets at end of period (000's)	$16,884		$17,044	$16,831	$17,456	$19,964	$23,389
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.99	%(D)	0.92%	0.93%	0.90%	0.87%	0.89%
Net investment income	1.88	%(D)	2.05%	1.82%	1.78%	1.13%	1.20%
Portfolio turnover rate	30	%(B)	38%	31%	109%	9%	13%

Touchstone Moderate ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$10.91		$12.26	$13.10	$13.33	$15.49	$14.72
Income (loss) from investment operations:
Net investment income	0.13		0.26	0.21	0.28	0.21	0.31
Net realized and unrealized gains (losses) on investments	1.19		(0.99)	1.56	0.64	(0.24)	0.72
Total from investment operations	1.32		(0.73)	1.77	0.92	(0.03)	1.03
Distributions from:
Net investment income	—		(0.24)	(0.25)	(0.22)	(0.27)	(0.26)
Realized capital gains	—		(0.38)	(2.36)	(0.93)	(1.86)	—
Total distributions	—		(0.62)	(2.61)	(1.15)	(2.13)	(0.26)
Net asset value at end of period	$12.23		$10.91	$12.26	$13.10	$13.33	$15.49
Total return(A)	12.10	%(B)	(6.02%)	13.66%	6.85%	(0.18%)	6.96%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,197		$18,659	$23,454	$24,641	$27,923	$33,200
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.91	%(D)	0.87%	0.84%	0.82%	0.80%	0.79%
Net investment income	1.75	%(D)	1.80%	1.72%	1.83%	1.30%	1.41%
Portfolio turnover rate	19	%(B)	20%	21%	98%	9%	11%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

42

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following ten funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Balanced Fund (“Balanced Fund”)

Touchstone Bond Fund (“Bond Fund”)

Touchstone Common Stock Fund (“Common Stock Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity Fund”)

Touchstone Small Company Fund (“Small Company Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund is diversified with the exception of the Common Stock Fund, Focused Fund and the Large Cap Core Equity Fund which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2019, a majority of the outstanding shares of the Active Bond Fund, Focused Fund, Large Cap Core Equity Fund, Aggressive ETF Fund, Conservative ETF Fund and Moderate ETF Fund were issued to separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.

As of June 30, 2019 all Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

43

Notes to Financial Statements (Unaudited) (Continued)

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2019, for each Fund’s investments, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the times as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if a Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

44

Notes to Financial Statements (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Collateralized Loan Obligations — The Active Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts — The Active Bond Fund and Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

45

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2019, Funds did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Active Bond Fund, Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

46

Notes to Financial Statements (Unaudited) (Continued)

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table sets forth the effect of the Funds’ derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2019:

The Effect of Derivative Investments on the Statements of Operations

for the Six Months Ended June 30, 2019

			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$59,306	$13,420
Bond Fund	Futures - Interest Rate Contracts*	$50,247	$—

*     Statements of Operations Location: Net realized gains on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts.

For the six months ended June 30, 2019, the average quarterly notional value of outstanding derivative financial instruments was as follows:

	Active Bond	Bond
	Fund	Fund
Interest rate contracts:
Futures - Notional value	$9,814,927	$1,976,828

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2019, the following Funds loaned securities and received collateral as follows:

47

Notes to Financial Statements (Unaudited) (Continued)

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Small Company Fund	Common Stocks	779,566	787,301	7,735
Conservative ETF Fund	Exchange-Traded Funds	1,715,776	1,752,960	37,184

*	The remaining contractual maturity is overnight for all securities.

**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

48

Notes to Financial Statements (Unaudited) (Continued)

Allocations — Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust and Touchstone Strategic Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2019:

	Active Bond	Balanced	Bond	Common Stock
	Fund	Fund	Fund	Fund
Purchases of investment securities	$6,450,377	$592,095	$4,172,823	$4,783,845
Proceeds from sales and maturities	$9,294,774	$1,794,710	$11,905,163	$13,531,098

		Large Cap	Small
	Focused	Core Equity	Company	Aggressive
	Fund	Fund	Fund	ETF Fund
Purchases of investment securities	$1,985,085	$2,813,850	$29,223,412	$2,200,686
Proceeds from sales and maturities	$5,103,731	$6,229,160	$32,749,487	$2,959,005

	Conservative	Moderate
	ETF Fund	ETF Fund
Purchases of investment securities	$4,981,530	$3,603,001
Proceeds from sales and maturities	$6,297,154	$5,251,215

For the six months ended June 30, 2019, purchases and proceeds from sales and maturities in U.S. Government Securities were $61,128,113 and $59,534,434, respectively, for the Active Bond Fund, $7,111,015 and $6,131,355, respectively, for the Balanced Fund, and $42,656,715 and $38,895,290, respectively, for the Bond Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds, and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $73,810 for the six months ended June 30, 2019.

49

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets over $300 million
Balanced Fund	0.55% on all assets
Bond Fund	0.40% on all assets
Common Stock Fund	0.50% on the first $200 million
Small Company Fund	0.45% on the next $300 million
0.40% on such assets over $500 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets over $500 million
Large Cap Core Equity Fund	0.65% on the first $100 million
0.60% on the next $100 million
0.55% on the next $100 million
0.50% on such assets over $300 million
Aggressive ETF Fund	0.25% on the first $50 million
Conservative ETF Fund	0.23% on the next $50 million
Moderate ETF Fund	0.20% on such assets over $100 million

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Fort Washington Investment Advisors, Inc.*	The London Company
Active Bond Fund	Large Cap Core Equity Fund
Balanced Fund
Bond Fund	Wilshire Associates Incorporated
Common Stock Fund	Aggressive ETF Fund
Focused Fund	Conservative ETF Fund
Small Company Fund	Moderate ETF Fund

*	Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity provider; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

50

Notes to Financial Statements (Unaudited) (Continued)

Fund
Active Bond Fund	0.97%
Balanced Fund	0.85%
Bond Fund	0.67%
Common Stock Fund	0.73%
Focused Fund	1.21%
Large Cap Core Equity Fund	1.06%
Small Company Fund	0.76%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Moderate ETF Fund	0.75%

These expense limitations will remain in effect for all Funds through at least April 29, 2020, except for Bond Fund and Common Stock Fund, which will remain in effect through at least July 30, 2020.

	Investment	Administration	Shareholder
	Advisory	Fees	Servicing
Fund	Fees Waived	Waived	Fees Waived	Total
Balanced Fund	$25,000	$12,522	$—	$37,522
Bond Fund	25,668	29,054	—	54,722
Common Stock Fund	—	54,841	—	54,841
Focused Fund	—	4,825	—	4,825
Large Cap Core Equity Fund	—	19,191	2,438	21,629
Small Company Fund	—	22,990	—	22,990
Aggressive ETF Fund	—	12,980	6,293	19,273
Conservative ETF Fund	—	12,114	7,936	20,050
Moderate ETF Fund	—	14,109	1,072	15,181

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

As of June 30, 2019, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires on or	Expires on or	Expires on or	Expires on or
	before	before	before	before
	December 31,	December 31,	December 31,	December 31,
Fund	2019	2020	2021	2022	Total
Balanced Fund	$—	$21,573	$52,697	$37,522	$111,792
Bond Fund	—	13,965	90,383	54,722	159,070
Common Stock Fund	—	—	142,925	54,841	197,766
Focused Fund	—	—	—	4,825	4,825
Large Cap Core Equity Fund	30,423	30,024	30,376	19,191	110,014
Small Company Fund	—	538	57,315	22,990	80,843
Aggressive ETF Fund	28,847	29,081	28,074	12,980	98,982
Conservative ETF Fund	30,025	26,021	27,608	12,114	95,768
Moderate ETF Fund	16,916	22,530	25,559	14,109	79,114

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

51

Notes to Financial Statements (Unaudited) (Continued)

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION

The Trust has adopted a Shareholder Services Plan under which shares of each Fund, except for the Balanced Fund, Bond Fund, Common Stock Fund and Small Company Fund, may directly or indirectly bear expenses for shareholder services provided. Each Fund will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2019, the Funds did not engage in any Rule 17a-7 transactions.

52

Notes to Financial Statements (Unaudited) (Continued)

5. Liquidity

Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended June 30, 2019, the program was not utilized.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

The tax character of distributions paid for the years ended December 31, 2018 and 2017 is as follows:

	Active Bond		Balanced		Bond
	Fund		Fund		Fund
	2018	2017	2018	2017	2018	2017
From ordinary income	$1,215,721	$1,484,379	$249,571	$—	$1,019,953	$—
From long-term capital gains	—	—	4,676,219	—	—	—
Total distributions	$1,215,721	$1,484,379	$4,925,790	$—	$1,019,953	$—

	Common Stock		Focused		Large Cap
	Fund		Fund		Core Equity Fund
	2018	2017	2018	2017	2018	2017
From ordinary income	$3,054,826	$17,544	$272,621	$319,068	$258,518	$215,126
From long-term capital gains	75,197,635	944,237	1,171,019	—	816,940	490,437
Total distributions	$78,252,461	$961,781	$1,443,640	$319,068	$1,075,458	$705,563

	Small		Aggressive		Conservative		Moderate
	Company Fund		ETF Fund		ETF Fund		ETF Fund
	2018	2017	2018	2017	2018	2017	2018	2017
From ordinary income	$1,581,187	$193,590	$583,667	$351,189	$565,936	$492,618	$709,444	$608,441
From long-term capital gains	6,172,117	1,648,040	272,818	—	46,367	1,630,306	320,335	3,580,320
Total distributions	$7,753,304	$1,841,630	$856,485	$351,189	$612,303	$2,122,924	$1,029,779	$4,188,761

The following information is computed on a tax basis for each item as of December 31, 2018:

		Balanced	Bond
	Active Bond Fund	Fund	Fund
Tax cost of portfolio investments	$55,949,028	$15,460,113	$42,585,121
Gross unrealized appreciation on investments	338,658	1,707,355	68,527
Gross unrealized depreciation on investments	(1,067,229)	(1,191,186)	(1,016,170)
Net unrealized appreciation (depreciation) on investments	(728,571)	516,169	(947,643)
Net unrealized appreciation (depreciation) on derivatives and foreign currency transactions	220	—	—
Undistributed ordinary income	1,435,298	229,302	1,256,747
Undistributed long-term capital gains	—	2,213	—

53

Notes to Financial Statements (Unaudited) (Continued)

		Balanced	Bond
	Active Bond Fund	Fund	Fund
Capital loss carryforwards	(2,362,180)	—	(3,738,542)
Other temporary differences	(14,364)	—
Distributable earnings (deficit)	$(1,669,597)	$747,684	$(3,429,438)

	Common Stock	Focused	Large Cap
	Fund	Fund	Core Equity Fund
Tax cost of portfolio investments	$115,077,105	$44,583,635	$23,224,566
Gross unrealized appreciation on investments	21,585,938	10,827,286	3,755,033
Gross unrealized depreciation on investments	(11,823,821)	(4,276,853)	(1,128,046)
Net unrealized appreciation (depreciation) on investments	9,762,117	6,550,433	2,626,987
Net unrealized appreciation (depreciation) on foreign currency	—	(205)	—
Undistributed ordinary income	2,958,913	214,618	210,592
Undistributed long-term capital gains	589,219	1,597,671	2,395,300
Distributable earnings (deficit)	$13,310,249	$8,362,517	$5,232,879

	Small Company	Aggressive	Conservative	Moderate
	Fund	ETF Fund	ETF Fund	ETF Fund
Tax cost of portfolio investments	$54,105,954	$18,726,810	$18,871,702	$21,012,160
Gross unrealized appreciation on investments	7,640,557	878,731	648,500	731,188
Gross unrealized depreciation on investments	(3,631,311)	(474,911)	(271,083)	(561,559)
Net unrealized appreciation (depreciation) on investments	4,009,246	403,820	377,417	169,629
Undistributed ordinary income	749,335	310,116	407,801	395,726
Undistributed long-term capital gains	6,265,967	1,015,543	61,879	948,853
Distributable earnings (deficit)	$11,024,548	$1,729,479	$847,097	$1,514,208

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and non-taxable distributions from corporate stock.

As of December 31 2018, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No	No
	Expiration	Expiration
	Short Term	Long Term	Total
Active Bond Fund	$631,131	$1,731,049	$2,362,180
Bond Fund	1,499,349	2,239,193	3,738,542

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2018, the Funds did not elect to defer any losses.

The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2015 through 2018) and have concluded that no provision for income tax is required in their financial statements.

54

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2019, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Active Bond Fund	$56,331,592	$1,930,900	$(116,070)	$—	$—	$1,814,830
Balanced Fund	15,469,996	2,856,074	(436,867)	—	—	2,419,207
Bond Fund	38,841,259	827,662	(64,442)	—	—	763,220
Common Stock Fund	107,624,700	32,570,100	(5,704,860)	—	—	26,865,240
Focused Fund	41,140,284	16,231,415	(2,731,855)	—	(149)	13,499,411
Large Cap Core Equity Fund	21,873,873	5,287,658	(1,144,389)	—	—	4,143,269
Small Company Fund	53,488,111	12,179,259	(1,493,448)	—	—	10,685,811
Aggressive ETF Fund	16,041,285	2,437,302	(53,352)	—	—	2,383,950
Conservative ETF Fund	16,870,292	1,794,430	(13,590)	—	—	1,780,840
Moderate ETF Fund	17,279,637	1,971,680	(45,562)	—	—	1,926,118

* Other includes Foreign Currency Transactions.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

55

Notes to Financial Statements (Unaudited) (Continued)

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on February 12, 2019, the Board approved the reorganization of the Active Bond Fund into the Bond Fund, subject to shareholder approval. The reorganization was completed on July 12, 2019.

The Board also approved the reorganization of the Large Cap Core Equity Fund and the Focused Fund into the Common Stock Fund, subject to shareholder approval. The reorganization was completed on July 12, 2019.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

56

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the Commission) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

57

Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2019	2019	2019	2019*
Touchstone Active Bond Fund
Actual	0.87%	$1,000.00	$1,072.60	$4.47
Hypothetical	0.87%	$1,000.00	$1,020.48	$4.36
Touchstone Balanced Fund
Actual	0.85%	$1,000.00	$1,141.00	$4.51
Hypothetical	0.85%	$1,000.00	$1,020.58	$4.26
Touchstone Bond Fund
Actual	0.67%	$1,000.00	$1,078.40	$3.45
Hypothetical	0.67%	$1,000.00	$1,021.47	$3.36
Touchstone Common Stock Fund
Actual	0.73%	$1,000.00	$1,159.30	$3.91
Hypothetical	0.73%	$1,000.00	$1,021.17	$3.66
Touchstone Focused Fund
Actual	1.21%	$1,000.00	$1,152.00	$6.46
Hypothetical	1.21%	$1,000.00	$1,018.79	$6.06
Touchstone Large Cap Core Equity Fund
Actual	1.06%	$1,000.00	$1,134.70	$5.61
Hypothetical	1.06%	$1,000.00	$1,019.54	$5.31
Touchstone Small Company Fund
Actual	0.76%	$1,000.00	$1,148.90	$4.05
Hypothetical	0.76%	$1,000.00	$1,021.03	$3.81
Touchstone Aggressive ETF Fund**
Actual	0.75%	$1,000.00	$1,139.70	$3.98
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Conservative ETF Fund**
Actual	0.75%	$1,000.00	$1,100.30	$3.91
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76
Touchstone Moderate ETF Fund**
Actual	0.75%	$1,000.00	$1,121.00	$3.94
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

** The annualized expense ratio for the Fund does not include fees and expenses of the underlying funds in which the Fund invests.

58

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

59

TSF-1006-TVST-SAR-1906

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Touchstone Variable Series Trust

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date August 29, 2019

By (Signature and Title)*   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date August 29, 2019

* Print the name and title of each signing officer under his or her signature.